Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	DREYFUS/LAUREL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000819940
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 14, 2011
Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSTAX
Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSTCX
Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSTRX